Share-based payment - Summary of Fair Value of options Determined At Grant Date (Detail)	12 Months Ended
	Dec. 31, 2019 $ / shares	Dec. 31, 2018 yr € / shares	Dec. 31, 2018 yr $ / shares	Dec. 31, 2017 yr $ / shares
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Other Equity Instruments Granted During Period [Line Items]
Weighted average fair values at the measurement date | (per share)	$ 833.88	€ 1,042	$ 1,230	$ 1,570
Weighted average cost of capital (%)		10.30%	10.30%	10.00%
Growth rate (%)		3.25%	3.25%	3.00%
Risk-free rate (%)		2.50%	2.50%	2.30%
Standard deviation (%)		52.50%	52.50%	39.30%
Discount for lack of marketability ("DLOM") (%)*		34.00%	34.00%	23.00%
Expected put option period		5	5	6